Vista Outdoor Inc. - 10-Q Long-term Debt (Components of Long-term Debt) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Long-term debt, gross	$ 635,000	$ 720,000	$ 1,060,000
Less: unamortized deferred financing costs related to term loans	(2,622)	(2,762)	(10,342)
Long-term debt	632,378	717,238	1,049,658
Less: current portion	0	0	(65,000)
Carrying amount of long-term debt, excluding current portion	632,378	717,238	984,658
Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross	$ 135,000	$ 220,000
4.5% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	4.50%	4.50%
Long-term debt, gross	$ 500,000	$ 500,000	500,000
Revolving Credit Facility | 2022 ABL Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross	$ 135,000	$ 220,000	$ 355,000